Possible Impact of Amendments, New Standards, Interpretations and Disclosures Issued but Not Yet Effective for the Year Ended December 31, 2017 - Additional Information (Detail) - IFRS 15 "Revenue from Contracts with Customers" [member]
12 Months Ended
Dec. 31, 2017
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Decrease in operating revenue	2.20%
Decrease in revenue from telecommunication service	3.20%